STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) - USD ($)	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Feb. 22, 2021	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 22, 2021	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	5,750,000
Sale of 23,000,000 Units through public offering	$ 0	229,997,700	0	229,997,700
Sale of 23,000,000 Units through public offering (in shares)	0
Sale of 11,200,000 Private Placement Warrants	$ 0	11,200,000	0	11,200,000
Net offering costs	0	(12,947,813)	0	(12,947,813)
Initial fair value of warrant liability	0	(16,571,000)	0	(16,571,000)
Excess of cash received over fair value of private placement warrants	0	3,024,000	(3,024,000)	0
Accretion for Class A common stock to redemption amount				(234,600,000)
Net income	0	0	3,829,169	3,829,169
Class A common stock subject to possible redemption		(214,727,312)	(19,870,388)	(234,597,700)
Ending balance at Dec. 31, 2021	$ 575	0	(19,065,219)	(19,064,644)
Ending balance (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income	$ 0	0	5,063,861	5,063,861
Ending balance at Mar. 31, 2022	$ 575	0	(14,001,358)	(14,000,783)
Ending balance (in shares) at Mar. 31, 2022	5,750,000
Beginning balance at Dec. 31, 2021	$ 575	0	(19,065,219)	(19,064,644)
Beginning balance (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				9,732,124
Ending balance at Sep. 30, 2022	$ 575	0	(10,367,842)	(10,367,267)
Ending balance (in shares) at Sep. 30, 2022	5,750,000
Beginning balance at Dec. 31, 2021	$ 575	0	(19,065,219)	(19,064,644)
Beginning balance (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net offering costs				(12,947,813)
Accretion for Class A common stock to redemption amount	$ 0	0	(2,420,680)	(2,420,680)
Net income	0	0	11,530,114	11,530,114
Ending balance at Dec. 31, 2022	$ 575	0	(9,955,785)	(9,955,210)
Ending balance (in shares) at Dec. 31, 2022	5,750,000
Beginning balance at Mar. 31, 2022	$ 575	0	(14,001,358)	(14,000,783)
Beginning balance (in shares) at Mar. 31, 2022	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income	$ 0	0	2,762,665	2,762,665
Ending balance at Jun. 30, 2022	$ 575	0	(11,302,053)	(11,301,478)
Ending balance (in shares) at Jun. 30, 2022	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income	$ 0	0	1,905,598	1,905,598
Ending balance at Sep. 30, 2022	$ 575	0	(10,367,842)	(10,367,267)
Ending balance (in shares) at Sep. 30, 2022	5,750,000
Beginning balance at Dec. 31, 2022	$ 575	0	(9,955,785)	(9,955,210)
Beginning balance (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount	$ 0	0	(1,961,604)	(1,961,604)
Net income	0	0	1,522,559	1,522,559
Ending balance at Mar. 31, 2023	$ 575	0	(10,394,830)	(10,394,255)
Ending balance (in shares) at Mar. 31, 2023	5,750,000
Beginning balance at Dec. 31, 2022	$ 575	0	(9,955,785)	(9,955,210)
Beginning balance (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				(719,242)
Ending balance at Sep. 30, 2023	$ 575	0	(8,512,702)	(8,512,127)
Ending balance (in shares) at Sep. 30, 2023	5,750,000
Beginning balance at Mar. 31, 2023	$ 575	0	(10,394,830)	(10,394,255)
Beginning balance (in shares) at Mar. 31, 2023	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income	$ 0	0	(470,894)	(470,894)
Ending balance at Jun. 30, 2023	$ 575	0	(13,963,057)	(13,962,482)
Ending balance (in shares) at Jun. 30, 2023	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income	$ 0	0	(1,770,907)	(1,770,907)
Ending balance at Sep. 30, 2023	$ 575	$ 0	$ (8,512,702)	$ (8,512,127)
Ending balance (in shares) at Sep. 30, 2023	5,750,000